RELATED PARTIES - Leases (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTIES
Total carrying value of right-of-use assets, related parties	₽ 4,526	₽ 1,359
Total lease obligations, related parties	5,923	1,192
Less non-current portion	(5,160)	(1,007)
Lease obligations, related parties, current	763	185
Finance costs
RELATED PARTIES
Interest expense accrued on lease obligations	447	135
Business Nedvizhimost
RELATED PARTIES
Total carrying value of right-of-use assets, related parties	3,980	919
Total lease obligations, related parties	5,504	793
Kronshtadt
RELATED PARTIES
Total carrying value of right-of-use assets, related parties	132	121
Total lease obligations, related parties	87	109
Other related parties
RELATED PARTIES
Total carrying value of right-of-use assets, related parties	414	319
Total lease obligations, related parties	₽ 332	₽ 290